Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Fair value of financial assets and liabilities (Tables) [Abstract]
Summary of the fair values of financial assets and liabilities

The following table shows a summary of the fair values of financial assets and liabilities for the period ended December 31, 2017, 2016 and 2015, classified based on several measurement methods adopted by the Bank to determine their fair value:

Thousand of reais		2017
	Level 1 (1)	Level 2 (1)	Level 3	Total

Financial assets held for trading	34,380,542	18,059,034	-	52,439,576
Debt instruments	33,891,360	988,321	-	34,879,681
Equity instruments	489,182	588	-	489,770
Derivatives	-	17,070,125	-	17,070,125
Financial assets designated at fair value through profit or loss	1,593,951	64,738	33,368	1,692,057
Debt instruments	1,593,951	64,738	-	1,658,689
Equity instruments	-	-	33,368	33,368
Financial assets - available-for-sale	79,301,016	6,382,225	140,143	85,823,384
Debt instruments	78,335,629	6,381,118	-	84,716,747
Equity instruments	965,387	1,107	140,143	1,106,637
Hedging derivatives (assets)	-	192,763	-	192,763
Financial liabilities held for trading	32,808,392	16,514,154	-	49,322,546
Derivatives	-	16,514,154	-	16,514,154
Short positions	32,808,392	-	-	32,808,392
Hedging derivatives (liabilities)	-	163,332	-	163,332

Thousand of reais		2016
		Level 2	Level 3	Total
	Level 1

Financial assets held for trading	59,410,908	25,462,755	-	84,873,663
Debt instruments	59,034,363	960,583	-	59,994,946
Equity instruments	376,545	21,916	-	398,461
Trading derivatives	-	24,480,256	-	24,480,256
Financial assets designated at fair value through profit or loss	1,597,660	76,035	37,509	1,711,204
Debt instruments	1,592,714	76,035	-	1,668,749
Equity instruments	4,946	-	37,509	42,455
Financial assets - available-for-sale	51,160,044	5,703,389	951,612	57,815,045
Debt instruments	50,172,609	5,656,963	-	55,829,572
Equity instruments	987,435	46,426	951,612	1,985,473
Hedging derivatives (assets)	-	222,717	-	222,717
Financial liabilities held for trading	31,694,269	19,925,600	-	51,619,869
Derivatives	-	19,925,600	-	19,925,600
Short positions	31,694,269	-	-	31,694,269
Hedging derivatives (liabilities)	-	311,015	-	311,015

Thousand of reais		2015
		Level 2	Level 3	Total
	Level 1

Financial assets held for trading	24,952,744	25,583,987	-	50,536,731
Debt instruments	24,579,100	614,498	-	25,193,598
Equity instruments	373,644	31,329	-	404,973
Derivatives	-	24,938,160	-	24,938,160
Financial assets designated at fair value through profit or loss	1,420,332	86,238	573,664	2,080,234
Debt instruments	1,420,332	86,238	-	1,506,570
Equity instruments	-	-	573,664	573,664
Financial assets - available-for-sale	56,497,320	10,910,469	857,817	68,265,606
Debt instruments	56,250,013	10,853,261	-	67,103,274
Equity instruments	247,307	57,208	857,817	1,162,332
Hedging derivatives (assets)	-	1,312,202	-	1,312,202
Financial liabilities held for trading	20,047,631	22,340,137	-	42,387,768
Derivatives	-	22,340,137	-	22,340,137
Short positions	20,047,631	-	-	20,047,631
Hedging derivatives (liabilities)	-	2,376,822	-	2,376,822

Fair value hierarchy

The following tables demonstrate the movements during 2017, 2016 and 2015 for the financial assets and liabilities classified as Level 3 in the fair value hierarchy:

Thousand of reais	Fair Value 2016	Gains/ losses (Realized-Not Realized)	Transfers in and/ or out of Level 3	Additions	Settled	Fair value 2017

Financial assets designated at fair value through profit or loss	37,509	(2,555)	-	-	(1,586)	33,368
Financial assets - available-for-sale	951,612	18,474	-	-	(829,943)	140,143

Thousand of reais	Fair Value 2015	Gains/ losses (Realized-Not Realized)	Transfers in and/ or out of Level 3	Additions	Settled	Fair value 2016

Financial assets designated at fair value through profit or loss	573,664	2,806	(14,345)	111	(524,727)	37,509
Financial assets - available-for-sale	857,817	(60,934)	(3,085)	461,185	(303,371)	951,612

Thousand of reais	Fair Value 2014	Gains/ losses (Realized-Not Realized)	Transfers in and/ or out of Level 3	Additions	Settled	Fair value 2015

Financial assets held for trading	3,329	-	-	-	(3,329)	-
Financial assets designated at fair value through profit or loss	902,794	(329,130)	-	-	-	573,664
Financial assets - available-for-sale	897,956	(58,008)	-	54,785	(36,916)	857,817

Comparison of the carrying amounts of the Bank's financial assets measured at other than fair value and their respective fair values

Below is a comparison of the carrying amounts of financial assets of the Bank measured by a value other than the fair value and their respective fair values on December 31, 2017, 2016 and 2015:

Thousand of reais				2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Assets

Money market investments - Brazilian Central Bank (note 5)	33,831,521	33,914,021	-	33,914,021	-
Investments Held-to-Maturity (note 7)	10,214,454	10,587,117	7,251,246	3,335,871	-
Loans and receivables:
Loans and amounts due from credit institutions (note 6)	32,300,095	32,300,095	-	32,300,095	-
Loans and advances to customers (note 10)	272,420,157	275,647,324	-	-	275,647,324
Loans and receivables - Debt instruments (note 7)	17,616,515	17,127,511	-	17,127,511	-
Total	366,382,742	369,576,068	7,251,246	86,677,498	275,647,324

Thousand of reais				2016
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Assets

Money market investments - Brazilian Central Bank (note 5)	46,371,814	46,341,971	-	46,341,971	-
Investments Held-to-Maturity (note 7)	10,048,761	10,555,437	6,942,173	3,613,264	-
Loans and receivables:
Loans and amounts due from credit institutions (note 6)	27,762,473	27,757,607	-	27,757,607	-
Loans and advances to customers (note 10)	252,002,774	253,860,027	-	-	253,860,027
Loans and receivables - Debt instruments (note 7)	16,283,259	16,003,885	-	16,003,885	-
Total	352,469,081	354,518,927	6,942,173	93,716,727	253,860,027

Thousand of reais				2015
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Assets

Money market investments - Brazilian Central Bank (note 5)	31,316,917	31,310,136	-	31,310,136	-
Investments Held-to-Maturity (note 7)	10,097,836	9,257,519	5,698,211	3,559,308	-
Loans and receivables:
Loans and amounts due from credit institutions (note 6)	42,422,638	42,381,130	-	42,381,130	-
Loans and advances to customers (note 10)	252,033,449	251,319,173	-	-	251,319,173
Loans and receivables - Debt instruments (note 7)	11,812,701	11,457,378	-	11,457,378	-
Total	347,683,541	345,725,336	5,698,211	88,707,952	251,319,173

Comparison of the carrying amounts of the Bank's financial liabilities measured at other than fair value and their respective fair values

Following is a comparison of the carrying amounts of Bank´s financial liabilities measured by a value other than fair value and their respective fair values on  December 31 , 2017, 2016 and 2015:

Thousand of reais				2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Liabilities

Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 17)	79,068,604	79,068,564	-	-	79,068,564
Customer deposits (note 18)	258,482,156	258,576,177	-	-	258,576,177
Marketable debt securities (note 19)	70,247,012	70,245,820	-	2,000,552	68,245,268
Subordinated liabilities (note 20)	519,230	528,799	-	-	528,799
Debt Instruments Eligible to Compose Capital (note 21)	8,436,901	8,436,901	-	8,436,901	-
Other financial liabilities (note 22)	44,260,735	43,003,735	-	-	43,003,735
Total	461,014,638	459,859,996	-	10,437,453	449,422,543

Thousand of reais				2016
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Liabilities

Financial liabilities at amortized cost:
Centrals banks (note 17)	78,319,960	78,323,271	-	-	78,323,271
Customers (note 18)	231,079,303	231,125,526	-	-	231,125,526
Marketable debt securities (note 19)	99,842,955	99,671,288	-	7,321,870	92,349,418
Subordinated liabilities (note 20)	466,246	452,439	-	-	452,439
Debt Instruments Eligible to Compose Capital (note 21)	8,311,918	8,311,918	-	8,311,918	-
Other financial liabilities (note 22)	36,879,099	35,622,099	-	-	35,622,099
Total	454,899,481	453,506,541	-	15,633,788	437,872,753

Thousand of reais				2015
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Liabilities

Financial liabilities at amortized cost:
Centrals banks (note 17)	69,306,902	69,307,617	-	-	69,307,617
Customers (note 18)	227,462,949	227,422,985	-	-	227,422,985
Marketable debt securities (note 19)	94,658,300	95,486,114	-	13,712,057	81,774,057
Subordinated liabilities (note 20)	8,097,304	8,142,296	-	-	8,142,296
Debt Instruments Eligible to Compose Capital (note 21)	9,959,037	9,959,037	-	9,959,037	-
Other financial liabilities (note 22)	32,072,645	30,815,646	-	-	30,815,646
Total	441,557,137	441,133,695	-	23,671,094	417,462,601